Document and Entity Information	6 Months Ended
Jun. 30, 2025
Document And Entity Information [Abstract]
Document Type	6-K
Entity Registrant Name	NIO Inc.
Entity Central Index Key	0001736541
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2